SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Asset Type	Useful Life
Building and building equipment	20 – 40 years
Machinery and equipment	5 – 10 years
Other property and equipment	2 – 10 years

Schedule of allowance for credit losses for trade and lease receivables

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Balance, beginning of period	$21.5	$20.3
Adoption of ASC 326	7.1	—
Provision for bad debts	11.1	4.9
Write-offs	(4.6)	(3.7)
Balance, end of period	$35.1	$21.5